UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                    --------

Report for the Calendar Year or Quarter Ended:  Quarter Ended September 30, 2006
                                                --------------------------------
Check here if Amendment  [ ]   Amendment Number:
                                                --------------------------------

This Amendment (Check only one):   [ ]   is a restatement
                                   [ ]   adds new holdings entries

Institutional Investment Manager Filing This Report:
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Name:         Penske Corporation
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Address:      2555 Telegraph Rd, Bloomfield Hills, MI 48302-0954
              --------------------------------------------------

Form 13F File Number:    28-05645
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
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Name:    Robert H. Kurnick, Jr.
         ----------------------

Title:   President
         ----------------------

Phone:   248-648-2150
         ----------------------

Signature, Place, and Date of Signing:
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/s/ Robert H. Kurnick, Jr.          Bloomfield Hills, MI      October 2, 2006
---------------------------         --------------------      ---------------
(Signature)                         (City, State)             (Date)

Report Type (Check Only One):
-----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:
---------------

Number of Other Included Managers:                         2
                                            ------------------------------------

Form 13F Information Table Entry Total:                    2
                                            ------------------------------------

Form 13F Information Table Value Total:     $             845,022
                                            ------------------------------------
                                                      (thousands)

List of Other Included Managers:
--------------------------------

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing the report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries).

No.             Form 13F File Number            Name

1                                       Penske Automotive Holdings, Inc.
                                        -------------------------------------
2                                       PCP Holdings, Inc.
                                        -------------------------------------

                                                         AMOUNT AND
                                                      TYPE OF SECURITY                                     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF         TITLE     CUSIP     VALUE    SHARES OR    SH/    PUT/    INVESTMENT       OTHER        SOLE     SHARED        NONE
ISSUER         OF CLASS            (X1000)   PRN AMOUNT   PRN    CALL    DISCRETION      MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
United Auto     Voting    909440   $833,505   35,619,859   SH               Defined         1,2               35,619,859
Group, Inc.     Common    10 9
------------------------------------------------------------------------------------------------------------------------------------
United Auto     Voting    909440   $ 11,517      492,185   SH                Sole                                492,185
Group, Inc.     Common    10 9
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